UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ MARK D. LERNER              BALTIMORE, MARYLAND        5/15/03
           --------------------------      -------------------       -----------
               [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
                                        --------------
Form 13F Information Table Entry Total: 36
                                        --------------
Form 13F Information Table Value Total: $478,429
                                        --------------
                                        (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
AOL Time Warner         Common     00184A105   11,196     1,030,900  SH             SOLE                   SOLE

Aether Systems, Inc.     Common    00808V105    3,044       966,448  SH             SOLE                   SOLE

Altria Group             Common    02209S103   15,091       503,700  SH             SOLE                   SOLE

Altria Group             Common    02209S103      120         4,000  SH       PUT   SOLE                                        NONE

Altria Group             Common    02209S103    4,194       140,000  SH       PUT   SOLE                                        NONE

Altria Group             Common    02209S103      599        20,000  SH       PUT   SOLE                                        NONE

Altria Group             Common    02209S103    1,498        50,000  SH       PUT   SOLE                                        NONE

Amgen, Inc.              Common    031162100    5,540        96,192  SH             SOLE                   SOLE

Bristol Meyers Squibb    Common    110122108   13,946       660,000  SH             SOLE                   SOLE

Caremark RX, Inc.        Common    141705103   85,285     4,698,900  SH             SOLE                   SOLE

Chiquita Brands Intl     Common    170032809    8,334       759,664  SH             SOLE                   SOLE

CVS Corp.                Common    126650100    2,504       105,000  SH             SOLE                   SOLE

Dime Bancorp Lit Wts     Common    25429Q110      242     1,615,000  SH             SOLE                   SOLE

Disney (Walt) Holdings   Common    254687106    4,883       286,900  SH             SOLE                   SOLE

Gemstar TV Guide         Common    36866W106       92        25,000  SH             SOLE                   SOLE

General Electric         Common    369604103    3,570       140,000  SH             SOLE                   SOLE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Genesis Microchip     Common       37184C103      624        50,000  SH             SOLE                   SOLE

Household Int'l       Common       441815107   49,715     1,817,800  SH             SOLE                   SOLE

Kraft Foods           Common       50075N104    2,679        95,000  SH             SOLE                   SOLE

Kroll Inc.            Common       501049100    1,543        71,700  SH             SOLE                   SOLE

Libbey, Inc.          Common       529898108      205         8,328  SH             SOLE                   SOLE

Liberty Media Ser A   Common       530718105   10,588     1,088,216  SH             SOLE                   SOLE

Lucent Technologies   PFD CONV 8%  549463305      846         1,000  SH             SOLE                   SOLE

Nasdaq 100 Trust      Common       631100104    1,136        45,000  SH             SOLE                   SOLE

Nextwave Telecom      Common       65332M103    1,577       901,100  SH             SOLE                   SOLE

Northrop Grumman      Common       666807102   71,161       829,385  SH             SOLE                   SOLE

P&O Princess Cruises  Common       693070104   14,488       543,217  SH             SOLE                   SOLE

Panamerican Bevs.     Common       P74823108    5,312       245,000  SH             SOLE                   SOLE

Pharmacia Corp.       Common       71713U102   95,563     2,207,000  SH             SOLE                   SOLE

Quest Diagnostics     Common       74834L100      286         4,790  SH             SOLE                   SOLE

Sequenom, Inc.        Common       817337108      174        94,300  SH             SOLE                   SOLE

Tenet Healthcare      Common       636886103    2,505       150,000  SH             SOLE                   SOLE

Tenet Healthcare      Common       636886103      835        50,000  SH       CALL  SOLE                                        NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----

Tyco International      Common     902124106   32,235     2,506,600  SH             SOLE                   SOLE

US Industries           Common     912080108    1,096       276,800  SH             SOLE                   SOLE

Warnaco Group           Common     934390402   25,723     2,582,613  SH             SOLE                   SOLE